Supplement to the
Construction and Housing Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Construction and Housing Portfolio has been removed.

HOU-SUM-17-01 1.9886528.100	November 17, 2017